INTANGIBLE ASSET (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 20, 2025	Feb. 28, 2026	Nov. 30, 2025	Nov. 30, 2024	Jan. 31, 2028	Jan. 31, 2027	Jan. 31, 2026
INTANGIBLE ASSETS
Gross Assets		$ 78,124	$ 67,430
Accumulated Amortization		(2,456)	(1,515)
Net Assets		$ 75,668	$ 65,915
Weighted Average Remaining Life (Years)		19 years 4 months 24 days	19 years 6 months	0 years
Aggregate amortization expense		$ 941	$ 1,515	$ 0
Expected amortization expense, year 1		3,900	3,400
Expected amortization expense, year 2		3,900	3,400
Expected amortization expense, year 3		3,900	3,400
Expected amortization expense, year 4		3,900	3,400
Expected amortization expense, year 5		3,900	3,400
Patent licenses
INTANGIBLE ASSETS
Gross Assets		78,124	67,430
Accumulated Amortization		(2,456)	(1,515)
Net Assets		$ 75,668	$ 65,915
Weighted Average Remaining Life (Years)		19 years 4 months 24 days	19 years 6 months	0 years
Patent licenses | Patent License Agreement
INTANGIBLE ASSETS
Agreement Term	10 years
License fee paid	$ 50,000
Patent expense reimbursement	$ 17,430
License maintenance fee, year 1							$ 35,000
Annual license maintenance fee, years 2-3					$ 50,000	$ 50,000
Minimum annual royalties, years 4-10		$ 65,000	$ 65,000
Amount of patent license maintenance fees		$ 8,082	$ 29,436